Employee Cost - Summary of Employee Cost (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Classes of employee benefits expense [abstract]
Salaries, wages and welfare expenses	₨ 270,441.8	$ 4,149.5	₨ 255,325.7	₨ 253,989.3
Contribution to provident fund and other funds	32,183.0	493.7	28,262.3	34,128.1
Total	₨ 302,624.8	$ 4,643.2	₨ 283,588.0	₨ 288,117.4